Intangibles Assets - Schedule of Future Amortization of Intangible Assets (Details)	Sep. 30, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2018 (three months)	$ 230,461
2019	733,941
2020	733,941
2021	398,383
2022	140,804
Thereafter	4,005,513
Total	$ 6,243,044